Non-Controlling Interest - Narrative (Details) - USD ($)			3 Months Ended
	Jun. 29, 2023	Jan. 26, 2022	Jun. 30, 2023
Disclosure of classes of share capital [line items]
Proportion of ownership interest in subsidiary	100.00%	67.00%
Consideration paid to NCI	$ 400,000		$ 400,000
Loss reflected in equity	$ 600,000
ECO STOR
Disclosure of classes of share capital [line items]
Non-Controlling Interest		31.00%
Morrow
Disclosure of classes of share capital [line items]
Non-Controlling Interest		2.00%